Loans and Allowance for Credit Losses, Impaired Loans, Average Recorded Investment and Interest Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	$ 14,713	$ 17,626
Recognized interest income	889	1,121
Interest income:
Cash basis of accounting	241	338
Other	648	783
Total Commercial [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	3,362	3,665
Recognized interest income	195	270
Commercial and industrial loans [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	2,150	2,287
Recognized interest income	129	173
Commercial real estate mortgage [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	1,067	1,193
Recognized interest income	59	89
Commercial real estate construction [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	52	60
Recognized interest income	6	7
Lease financing [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	93	125
Recognized interest income	1	1
Total Consumer [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	11,351	13,961
Recognized interest income	694	851
Real estate 1-4 family first mortgage [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	9,031	11,522
Recognized interest income	506	664
Real estate 1-4 family junior lien mortgage [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	1,586	1,804
Recognized interest income	99	116
Credit card [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	488	407
Recognized interest income	64	50
Auto [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	84	86
Recognized interest income	12	11
Other revolving credit and installment [Member]
Impaired Financing Receivable, Average Recorded Investment [Abstract]
Average recorded investment	162	142
Recognized interest income	$ 13	$ 10